Stock-Based Compensation - Schedule of Share Based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Risk-free interest rate used (average)	1.00%	1.00%
Expected market price volatility		73.19%
Expected market price volatility	6 years 11 months 15 days
Class F Shares
Expected market price volatility	7 years	6 years 2 months 8 days
Minimum
Expected market price volatility	65.31%
Maximum
Expected market price volatility	140.47%